OTHER CURRENT LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
OTHER CURRENT LIABILITIES
Schedule of Other current liabilities
	June 30,	December 31,
(in thousands)	2021	2020
Excise and cannabis tax	$3,912	$5,780
Third party brand distribution accrual	269	584
Insurance and professional fee accrual	820	746
Other	11	1,750
Total other current liabilities	$5,012	$8,860

	December 31,
(in thousands)	2020	2019
Excise and cannabis tax	$5,780	$2,903
Third party brand distribution accrual	584	80
Insurance and professional accrual	746	576
Other	1,750	797
Total Accrued Liabilities	$8,860	$4,356